[AXA EQUITABLE LOGO]	SHANE DALY Vice President and Associate General Counsel (212) 314-3912 Fax: 212-314-3959

September 8, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account A of AXA Equitable Life Insurance Company (the “Account”) Registration Nos.:

2-30070 and 811-01705	EQUI-VEST Employer Sponsored Retirement Programs (Series 100-400)
EQUI-VEST Individual (Series 100-500)
EQUI-VEST Vantage Contract
EQUI-VEST TSA Advantage (Series 600)
2-44921 and 811-01705	EQUIPLAN
2-50547-01 and 811-01705	Old Contracts
033-47949 and 811-01705	Momentum
033-58950 and 811-01705	Momentum Plus
333-81393 and 811-01705	EQUI-VEST Express (Series 700 & 701)
333-81501 and 811-01705	EQUI-VEST Deluxe (Series 800 & 801)
333-130988 and 811-01705	EQUI-VEST Strategies (Series 900 & 901)
333-137052 and 811-01705	EQUI-VEST At Retirement
333-141082 and 811-01705	EQUI-VEST At Retirement ‘04
333-141292 and 811-01705	At Retirement
333-19925 and 811-01705	Variable Immediate Annuity (VIA)
333-146143 and 811-01705	Crossings
333-153809 and 811-01705	EQUI-VEST 201
333-186807 and 811-01705	GWBL Rollover Annuity

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2017, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust underlying funds:

AXA Aggressive Allocation

AXA Conservative Allocation

AXA Conservative-Plus Allocation

AXA Moderate Allocation

AXA Moderate-Plus Allocation

CharterSM Moderate

CharterSM Multi-Sector Bond

CharterSM Small Cap Growth

CharterSM Small Cap Value

Target 2015 Allocation

Target 2025 Allocation

Target 2035 Allocation

Target 2045 Allocation

Target 2055 Allocation

•	EQ Advisors Trust underlying funds:

1290 VT DoubleLine Dynamic Allocation

1290 VT DoubleLine Opportunistic Bond

1290 VT Equity Income

1290 VT GAMCO Mergers & Acquisitions

1290 VT GAMCO Small Company Value

1290 VT High Yield Bond

1290 VT Small Cap Value

1290 VT SmartBeta Equity

1290 VT Socially Responsible

All Asset Growth-Alt 20

AXA 400 Managed Volatility

AXA 500 Managed Volatility

AXA 2000 Managed Volatility

AXA/AB Dynamic Moderate Growth

AXA/AB Small Cap Growth

AXA Balanced Strategy

AXA/ClearBridge Large Cap Growth

AXA Conservative Growth Strategy

AXA Conservative Strategy

AXA/Franklin Balanced Managed Volatility

AXA/Franklin Small Cap Value Managed Volatility

AXA/Franklin Templeton Allocation Managed Volatility

AXA Global Equity Managed Volatility

AXA Growth Strategy

AXA International Core Managed Volatility

AXA International Managed Volatility

AXA International Value Managed Volatility

AXA/Janus Enterprise

AXA Large Cap Core Managed Volatility

AXA Large Cap Growth Managed Volatility

AXA Large Cap Value Managed Volatility

AXA/Loomis Sayles Growth

AXA Mid Cap Value Managed Volatility

AXA Moderate Growth Strategy

AXA/Mutual Large Cap Equity Managed Volatility

AXA/Templeton Global Equity Managed Volatility

EQ/BlackRock Basic Value Equity

EQ/Capital Guardian Research

EQ/Common Stock Index

EQ/Core Bond Index

EQ/Emerging Markets Equity PLUS

EQ/Equity 500 Index

EQ/Global Bond PLUS

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Invesco Comstock Portfolio

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/MFS International Growth

EQ/Mid Cap Index

EQ/Money Market

EQ/Oppenheimer Global

EQ/PIMCO Global Real Return

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth and Income

Multimanager Aggressive Equity

Multimanager Core Bond

Multimanager Mid Cap Growth

Multimanager Mid Cap Value

Multimanager Technology

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Series II:

Invesco V.I. Diversified Dividend

Invesco V.I. Global Real Estate

Invesco V.I. High Yield Fund

Invesco V.I. International Growth

Invesco V.I. Mid Cap Core Equity

Invesco V.I. Small Cap Equity

•	American Century Variable Portfolios, Inc. - Class II:

American Century VP Mid Cap Value

•	American Funds Insurance Series® - Class 4 Shares:

Bond FundSM

•	Fidelity® Variable Insurance Products Fund - Service Class 2:

Fidelity® VIP Contrafund®

Fidelity® VIP Equity Income

Fidelity® VIP Mid Cap

•	Franklin Templeton Variable Insurance Products Trust - Class 2:

Templeton Global Bond VIP

•	Goldman Sachs Variable Insurance Trust - Variable Insurance Portfolios:

Goldman Sachs VIT Mid Cap Value

•	Ivy Variable Insurance Portfolios:

Ivy VIP Energy

Ivy VIP High Income

Ivy VIP Mid Cap Growth

Ivy VIP Small Cap Growth

•	Lazard Retirement Series, Inc. - Service Shares:

Lazard Retirement Emerging Markets Equity

•	MFS® Variable Insurance Trust - Service Class:

MFS® International Value

MFS® Investors Trust Series

MFS® Massachusetts Investors Growth Stock

MFS® Utilities Series

•	Oppenheimer Variable Account Funds - Service Class:

Oppenheimer Main Street Fund®/VA

•	PIMCO Variable Insurance Trust - Advisor Class:

PIMCO CommodityRealReturn® Strategy

•	Van Eck VIP Trust - S Class:

VanEck VIP Global Hard Assets

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Shane Daly
Shane Daly

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104